Financial risk management objectives and policies - Credit risk (Details) $ in Millions	12 Months Ended			36 Months Ended
	Dec. 31, 2021 USD ($) item customer	Dec. 31, 2020 USD ($) item customer	Dec. 31, 2019 USD ($) customer item	Dec. 31, 2021 USD ($) item
Ageing of trade receivables
Loss allowance	$ 23	$ 23	$ 21	$ 23
Movements in provisions for trade receivables
At 1 January	23	21	38	38
Income statement	(2)	3	(13)
Amounts utilised, exchange and other movements	2	(1)	(4)
At 31 December	$ 23	$ 23	$ 21	$ 23
Credit risk
Number of significant wholesalers | customer	1	1	1
Number of fund managers for money market securities | item	4			4
Maximum percentage the Company's investments represent of each overall fund value	10.00%			10.00%
Cash deposited in repurchase agreements	$ 0	$ 0	$ 401	$ 0
Number of fund managers for fixed income securities | item	5			5
Current assets
Cash at bank and in hand	$ 1,461	1,182	755	$ 1,461
Other short-term equivalents	4,868	6,650	4,614	4,868
Cash and cash equivalents	6,329	7,832	5,369	6,329
Fixed deposits	53	42	38	53
Total current assets	26,244	19,544	15,563	26,244
Non-current assets
Derivative financial instruments	102	171	61	102
Total non-current assets	$ 79,119	$ 47,185	$ 45,814	$ 79,119
US
Credit risk
Number of significant wholesalers | item	3	3	3
Percentage of sales	94.00%	95.00%	94.00%
Provisions for trade receivables | Trade receivables
Ageing of trade receivables
Payment profile period (in months)				36 months
Financial assets	$ 6,054	$ 3,829	$ 3,606	$ 6,054
Loss allowance	23	23	21	23
Movements in provisions for trade receivables
At 1 January	23	21
At 31 December	$ 23	$ 23	$ 21	$ 23
Provisions for trade receivables | Trade receivables | Not past due
Ageing of trade receivables
Expected loss rate	0.10%	0.10%	0.10%	0.10%
Financial assets	$ 5,617	$ 3,659	$ 3,178	$ 5,617
Loss allowance	5	2	2	5
Movements in provisions for trade receivables
At 1 January	2	2
At 31 December	$ 5	$ 2	$ 2	$ 5
Provisions for trade receivables | Trade receivables | Past due 0 - 90 days
Ageing of trade receivables
Expected loss rate	1.20%	1.60%	0.80%	1.20%
Financial assets	$ 328	$ 124	$ 312	$ 328
Loss allowance	4	2	2	4
Movements in provisions for trade receivables
At 1 January	2	2
At 31 December	$ 4	$ 2	$ 2	$ 4
Provisions for trade receivables | Trade receivables | Past due 90 - 180 days
Ageing of trade receivables
Expected loss rate	22.60%	19.40%	2.00%	22.60%
Financial assets	$ 18	$ 21	$ 82	$ 18
Loss allowance	4	4	2	4
Movements in provisions for trade receivables
At 1 January	4	2
At 31 December	$ 4	$ 4	$ 2	$ 4
Provisions for trade receivables | Trade receivables | Past due > 180 days
Ageing of trade receivables
Expected loss rate	11.00%	60.60%	44.00%	11.00%
Financial assets	$ 91	$ 25	$ 34	$ 91
Loss allowance	10	15	15	10
Movements in provisions for trade receivables
At 1 January	15	15
At 31 December	10	15	15	10
Counterparty credit risk
Current assets
Cash at bank and in hand	1,461	1,182	755	1,461
Money market liquidity fund	4,772	6,602	4,110	4,772
Collateralised repurchase agreements			400
Other short-term equivalents	96	48	104	96
Cash and cash equivalents	6,329	7,832	5,369	6,329
Fixed income securities at fair value through profit and loss	16	118	811	16
Fixed deposits	53	42	38	53
Total derivative financial instruments	83	142	36	83
Total current assets	6,481	8,134	6,254	6,481
Non-current assets
Fixed income securities at fair value through profit and loss			62
Derivative financial instruments	102	171	61	102
Total non-current assets	$ 102	$ 171	$ 123	$ 102